Note 8 - Components of Working Capital Accounts - Components of Working Capital Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Work-in-progress	$ 109,419	$ 103,969
Finished goods	24,657	16,531
Supplies and other	27,311	21,479
Inventory, Net, Total	161,387	141,979
Accrued payroll and benefits	165,116	160,795
Value appreciation plans	1,402	35
Customer advances	5,490	2,730
Other	114,396	87,632
Accrued Liabilities, Current, Total	$ 286,404	$ 251,192